Other income (Tables)	12 Months Ended
Mar. 31, 2021
Other Income
Schedule of other income

	March 31,
	2019	2020	2021
Liability no longer required to be paid	22,063	38,973	87,925
Government grant	233,180	86,810	7,883
Gain on termination/rent concession of leases	-	27,241	33,238
Gain on sale of property, plant and equipment (net)	5,050	4,842	2,480
Miscellaneous income	3,492	1,765	519
Total	263,785	159,631	132,045